FOREIGN EXCHANGE TRANSACTIONS AND TRANSLATIONS	12 Months Ended
Jun. 30, 2025
EBP Japan
EBP, Description of Plan [Line Items]
FOREIGN EXCHANGE TRANSACTIONS AND TRANSLATIONS	FOREIGN EXCHANGE TRANSACTIONS AND TRANSLATIONSContributions to the Plan are denominated in Japanese Yen; however, purchases and sales of Stock are measured in U.S. Dollars resulting in net unrealized foreign exchange loss of ¥2,526 million in 2025, and net unrealized foreign exchange gain of ¥2,521 million in 2024, and ¥1,338 million in 2023, net realized foreign exchange loss of ¥231.2 million in 2025, and net realized foreign exchange gain of ¥114.86 million in 2024, and ¥11 million in 2023 as disclosed in the statements of changes in net assets available for benefits.